UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07816

PCM Fund, Inc.

(Exact name of registrant as specified in charter)

1633 Broadway New York, New York 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna—1633 Broadway New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

Item 1.	Schedule of Investments

Schedule of Investments

PCM Fund, Inc.

September 30, 2013 (unaudited)

Principal Amount (000s)		Value*

MORTGAGE-BACKED SECURITIES—108.6%
	Adjustable Rate Mortgage Trust,
$ 453	2.716%, 1/25/36, CMO (i)	$366,066
	Banc of America Alternative Loan Trust,
617	6.399%, 4/25/37, CMO (i)	479,875
	Banc of America Funding Corp., CMO,
840	2.985%, 12/20/34 (i)	717,883
313	5.553%, 3/20/36 (i)	295,136
1,030	7.00%, 10/25/37	633,683
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
2,000	5.414%, 9/10/47, CMO (g)	2,195,517
	Banc of America Mortgage Trust, CMO (i),
682	2.73%, 6/20/31	699,721
398	2.807%, 6/25/35	379,956
652	3.104%, 11/25/34	645,514
	BCAP LLC Trust, CMO (a)(c)(i),
87	0.38%, 7/26/36	37,234
150	5.004%, 3/26/36	144,142
	BCRR Trust,
1,000	5.858%, 7/17/40, CMO (a)(c)(g)(i)	1,124,073
	Bear Stearns Adjustable Rate Mortgage Trust, CMO (i),
1,845	2.674%, 10/25/35	1,798,226
324	2.701%, 5/25/34	307,726
	Bear Stearns ALT-A Trust, CMO (i),
73	2.425%, 5/25/36	39,546
1,509	2.54%, 8/25/36	1,058,633
1,215	2.638%, 11/25/36	814,330
522	2.743%, 5/25/36	340,768
551	2.804%, 8/25/36	378,752
90	2.82%, 1/25/47	61,330
263	3.598%, 9/25/34	260,009
256	4.421%, 7/25/35	195,529
	Bear Stearns Asset-Backed Securities Trust,
156	5.50%, 12/25/35, CMO	146,016
	Bear Stearns Commercial Mortgage Securities Trust, CMO,
3,000	5.694%, 6/11/50 (g)(i)	3,383,161
1,300	5.715%, 3/13/40 (a)(c)(i)	1,302,626
2,000	5.898%, 6/11/40 (g)(i)	2,261,661
1,000	6.466%, 5/11/39 (a)(c)(i)	1,014,672
2	6.50%, 2/15/32 (b)	772
1,146	CBA Commercial Small Balance Commercial Mortgage, 5.54%, 1/25/39, CMO (a)(b)(c)(h) (acquisition cost—$645,994; purchased 11/18/09)	711,982
	Chase Mortgage Finance Trust,
547	6.00%, 3/25/37, CMO	476,379

Principal Amount (000s)		Value*

	Citigroup Commercial Mortgage Trust, CMO (i),
$ 86,808	0.651%, 5/15/43, IO (a)(c)	$540,468
2,500	5.885%, 12/10/49 (g)	2,832,112
	Citigroup Mortgage Loan Trust, Inc., CMO (i),
395	2.773%, 8/25/35	345,140
479	2.926%, 11/25/36	392,701
501	3.284%, 9/25/35	436,820
	Citigroup/Deutsche Bank Commercial Mortgage Trust,
4,012	5.322%, 12/11/49, CMO (g)	4,442,466
	CitiMortgage Alternative Loan Trust,
111	5.50%, 4/25/22, CMO	114,445
	COBALT CMBS Commercial Mortgage Trust,
1,925	5.223%, 8/15/48, CMO	2,092,004
	Commercial Mortgage Trust, CMO (a)(c),
690	6.091%, 7/10/46 (i)	715,895
776	6.586%, 7/16/34	883,113
1,500	7.16%, 7/16/34 (i)	1,751,988
	Countrywide Alternative Loan Trust, CMO,
1,455	0.359%, 6/25/47 (g)(i)	1,000,666
2,735	0.39%, 7/20/46 (i)	1,535,650
459	0.459%, 2/25/37 (i)	333,900
1,660	0.469%, 2/25/36 (i)	1,051,303
3,648	1.099%, 12/25/35 (g)(i)	2,604,679
293	6.00%, 11/25/35	203,105
1,132	6.00%, 5/25/37	876,901
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO,
367	0.499%, 3/25/35 (i)	257,458
276	2.607%, 9/20/36 (i)	187,474
33	2.783%, 2/20/36 (i)	28,577
1,102	2.797%, 9/25/47 (i)	910,566
766	6.00%, 5/25/37	662,771
	Credit Suisse First Boston Mortgage Securities Corp., CMO,
2,474	1.038%, 12/15/35, IO (a)(c)(i)	6,353
125	7.00%, 2/25/33	132,530
247	7.46%, 1/17/35 (i)	248,746
	Credit Suisse Mortgage Capital Certificates, CMO,
4,769	5.467%, 9/15/39 (g)	5,216,498

1,000	5.467%, 9/18/39 (a)(c)(i)	1,093,602
381	5.896%, 4/25/36	355,253
288	6.50%, 5/25/36	201,006
2,678	FFCA Secured Lending Corp., 1.049%, 9/18/27, CMO, IO (a)(b)(c)(h)(i) (acquisition cost—$617,832; purchased 11/17/00)	61,205

Schedule of Investments

PCM Fund, Inc.

September 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*

	First Horizon Alternative Mortgage Securities Trust,
$ 275	2.273%, 8/25/35, CMO (i)	$57,845
	First Horizon Mortgage Pass-Through Trust,
229	2.658%, 4/25/35, CMO (i)	229,467
	FREMF Mortgage Trust,
15,407	0.10%, 5/25/20, CMO, IO (e)(i)	73,394
	GMAC Commercial Mortgage Securities, Inc., CMO (a)(c)(i),
1,500	6.957%, 5/15/30 (d)	220,500
1,500	8.593%, 9/15/35	1,503,133
	Greenwich Capital Commercial Funding Corp., CMO,
1,500	5.419%, 1/5/36 (a)(c)(i)	1,501,845
2,000	5.444%, 3/10/39 (g)	2,216,727
	GS Mortgage Securities Corp. II,
2,710	4.805%, 3/6/20, CMO (a)(c)(i)	2,724,104
	GS Mortgage Securities Trust, CMO,
17,530	1.661%, 8/10/43, IO (a)(c)(i)	1,262,611
6,392	2.787%, 5/10/45, IO (b)(i)	863,176
5,750	5.56%, 11/10/39 (g)	6,346,120
1,670	6.124%, 8/10/43 (a)(c)(i)	1,782,763
	Harborview Mortgage Loan Trust, CMO (i),
89	0.371%, 1/19/38	71,197
1,250	0.431%, 1/19/36	784,863
627	5.335%, 6/19/36	455,790
	IndyMac INDA Mortgage Loan Trust,
820	2.975%, 6/25/37, CMO (i)	747,740
	IndyMac Index Mortgage Loan Trust, CMO (i),
209	0.979%, 11/25/34	177,457
321	3.084%, 5/25/36	212,037
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
61,000	0.578%, 2/15/46, IO (a)(c)(i)	2,027,884
1,024	1.274%, 3/12/39, IO (a)(c)(i)	18,388
4,100	5.715%, 3/18/51 (a)(c)(g)(i)	4,445,937
1,195	5.794%, 2/12/51 (g)(i)	1,351,880
1,400	5.895%, 2/12/49 (g)(i)	1,568,788
1,150	6.124%, 2/15/51 (g)(i)	1,174,861
349	6.135%, 7/12/37 (a)(c)	349,549
6,440	6.45%, 5/12/34 (i)	6,716,801
	JPMorgan Mortgage Trust,
280	2.737%, 7/25/35, CMO (i)	278,917
	LB Commercial Mortgage Trust, CMO,
520	5.60%, 10/15/35 (a)(c)	553,305
950	6.081%, 7/15/44 (i)	1,072,908
	LB-UBS Commercial Mortgage Trust,
1,278	5.347%, 11/15/38, CMO	1,407,479
	Lehman Mortgage Trust, CMO,
999	6.00%, 5/25/37	966,551
441	6.363%, 4/25/36 (i)	422,012

Principal Amount (000s)		Value*

	Luminent Mortgage Trust,
$ 1,331	0.349%, 12/25/36, CMO (i)	$956,446
	MASTR Asset Securitization Trust,
1,246	6.00%, 6/25/36, CMO (i)	1,160,822
	Merrill Lynch/Countrywide Commercial Mortgage Trust, CMO (g),
1,500	5.485%, 3/12/51 (i)	1,660,435
2,300	5.70%, 9/12/49	2,579,280
	MLCC Mortgage Investors, Inc., CMO (i),
520	0.599%, 7/25/30	486,189
384	0.839%, 11/25/29	370,217
122	2.222%, 11/25/35	115,660
450	2.771%, 11/25/35	436,671
	Morgan Stanley Capital I Trust, CMO,
67,149	0.44%, 11/12/49, IO (a)(c)(i)	556,195
2,000	5.447%, 2/12/44 (g)(i)	2,205,578
315	5.692%, 4/15/49 (i)	350,693
558	5.809%, 12/12/49	628,912
3,609	6.01%, 11/15/30 (a)(c)	3,822,094
	Morgan Stanley Dean Witter Capital I, Inc.,
604	6.50%, 11/15/36, CMO (a)(c)	605,461
	Morgan Stanley Mortgage Loan Trust, CMO,
508	3.26%, 1/25/35 (i)	29,635
670	6.00%, 8/25/37	608,932
1,069	Morgan Stanley Re-Remic Trust, zero coupon, 7/17/56, CMO, PO (a)(b)(c)(h) (acquisition cost—$1,015,175; purchased 4/6/11)	1,042,095
424	Ocwen Residential MBS Corp., 7.00%, 10/25/40, CMO (a)(b)(c)(e)(h)(i) (acquisition cost—$30,217; purchased 11/15/04—6/25/08)	847
	RBSCF Trust, CMO (a)(c)(i),
1,000	5.223%, 8/16/48 (g)	1,084,241
1,000	5.331%, 2/16/44	1,076,822
1,000	5.336%, 5/16/47 (g)	1,090,006
2,744	6.068%, 2/17/51	2,831,432
	Regal Trust IV,
495	2.454%, 9/29/31, CMO (a)(c)(i)	455,997
	Residential Accredit Loans, Inc., CMO,
224	0.359%, 6/25/46 (i)	96,912
699	3.764%, 1/25/36 (i)	516,071
544	6.00%, 8/25/35	478,797
539	6.50%, 9/25/37	401,730
	Residential Asset Securitization Trust,
393	6.00%, 3/25/37, CMO	306,851
	Residential Funding Mortgage Securities I,
679	6.00%, 6/25/36, CMO	626,861

Schedule of Investments

PCM Fund, Inc.

September 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*

	RMF Commercial Mortgage Pass-Through Certificates,
$ 191	9.15%, 1/15/19, CMO (a)(c)(i)	$190,751
	Structured Adjustable Rate Mortgage Loan Trust, CMO (i),
625	4.893%, 11/25/36	602,402
914	5.05%, 4/25/36	733,277
641	5.197%, 1/25/36	502,441
487	5.285%, 9/25/36	405,537
	Structured Asset Mortgage Investments II Trust,
1,380	0.389%, 8/25/36, CMO (i)	967,883
	Structured Asset Securities Corp.,
197	5.00%, 5/25/35, CMO	202,943
	TBW Mortgage-Backed Trust,
271	6.00%, 7/25/36, CMO	175,924
	TIAA Retail Commercial Trust,
1,500	5.77%, 6/19/33, CMO (a)(c)	1,594,131
	Wachovia Bank Commercial Mortgage Trust, CMO,
29,958	1.061%, 10/15/41, IO (a)(c)(i)	197,002
2,500	5.188%, 2/15/41 (a)(c)(i)	2,494,629
1,000	5.509%, 4/15/47	1,097,016
1,825	6.123%, 2/15/51 (g)(i)	2,074,166
	WaMu Commercial Mortgage Securities Trust,
1,000	6.30%, 3/23/45, CMO (a)(c)(i)	1,049,109
	WaMu Mortgage Pass-Through Certificates,
809	2.397%, 12/25/36, CMO (g)(i)	706,134
	Washington Mutual Mortgage Pass-Through Certificates,
2,834	6.50%, 8/25/36, CMO	1,748,933
	Wells Fargo Alternative Loan Trust,
97	5.50%, 7/25/22, CMO	97,825
	Wells Fargo Mortgage-Backed Securities Trust,
737	5.589%, 10/25/36, CMO (i)	711,266
	WF-RBS Commercial Mortgage Trust, CMO, IO (a)(c)(i),
2,220	0.988%, 6/15/44	70,635
30,948	1.31%, 2/15/44 (g)	1,275,378

Total Mortgage-Backed Securities (cost—$120,724,006)		140,851,606

CORPORATE BONDS & NOTES—28.3%

Airlines—1.8%
	Northwest Airlines, Inc.,
216	1.014%, 11/20/15 (MBIA) (g)(i)	213,478
	United Air Lines Pass-Through Trust (g),
716	6.636%, 1/2/24	744,854
659	9.75%, 7/15/18	749,470
548	10.40%, 5/1/18	613,903

		2,321,705

Principal Amount (000s)		Value*

Banking—5.4%
	Ally Financial, Inc.,
$ 16	6.50%, 10/15/16	$16,003
23	6.65%, 6/15/18	23,009
25	6.70%, 6/15/18	25,013
2	6.80%, 10/15/18	2,003
12	6.85%, 4/15/16	12,003
35	7.00%, 6/15/17—5/15/18	35,039
32	7.05%, 4/15/18	32,058
76	7.35%, 4/15/18	76,145
18	8.00%, 11/15/17	18,014
	CIT Group, Inc. (a)(c),
60	4.75%, 2/15/15	62,250
740	5.25%, 4/1/14 (g)	753,875
	Discover Bank,
2,200	7.00%, 4/15/20 (g)	2,595,967
	Morgan Stanley,
1,200	0.748%, 10/15/15 (g)(i)	1,191,456
	Regions Financial Corp.,
2,000	7.75%, 11/10/14 (g)	2,148,476

		6,991,311

Coal—0.8%
	CONSOL Energy, Inc.,
950	8.00%, 4/1/17 (g)	1,014,125

Diversified Financial Services—8.0%
	Cantor Fitzgerald L.P.,
1,000	7.875%, 10/15/19 (a)(c)(g)	1,048,183
	Ford Motor Credit Co. LLC (g),
1,000	6.625%, 8/15/17	1,153,501
500	8.00%, 12/15/16	592,474
	International Lease Finance Corp.,
1,600	7.125%, 9/1/18 (a)(c)(g)	1,796,000
800	Jefferies LoanCore LLC, 6.875%, 6/1/20 (a)(b)(c)(h) (acquisition cost—$809,250; purchased 5/16/13—5/17/13)	788,000
	SLM Corp. (g),
1,000	8.00%, 3/25/20	1,083,750
1,100	8.45%, 6/15/18	1,245,750
	Springleaf Finance Corp. (g),
455	6.50%, 9/15/17	470,925
1,200	6.90%, 12/15/17	1,260,000
5,391	Toll Road Investors Partnership II L.P., zero coupon, 2/15/45 (MBIA) (a)(b)(c)(h) (acquisition cost—$954,576; purchased 11/20/12—7/26/13)	968,042

		10,406,625

Schedule of Investments

PCM Fund, Inc.

September 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*

Electric Utilities—0.4%
	Energy Future Intermediate Holding Co. LLC,
$ 500	10.00%, 12/1/20 (a)(c)(g)	$527,500
	Escrow Dynegy Holdings, Inc.,
250	7.125%, 5/15/18 (d)(e)	1,392

		528,892

Engineering & Construction—1.0%
	Alion Science and Technology Corp.,
1,234	12.00%, 11/1/14, PIK (g)	1,252,846

Household Products/Wares—0.1%
	Armored Autogroup, Inc.,
100	9.25%, 11/1/18	90,750

Insurance—4.7%
	American International Group, Inc. (g),
500	5.45%, 5/18/17	559,929
1,100	6.40%, 12/15/20	1,298,584
2,700	8.175%, 5/15/68 (converts to FRN on 5/15/38)	3,173,850
	Stone Street Trust,
1,000	5.902%, 12/15/15 (a)(c)(g)	1,082,774

		6,115,137

Media—0.7%
	Radio One, Inc.,
900	12.50%, 5/24/16 (g)	918,000

Oil & Gas—0.2%
	Global Geophysical Services, Inc.,
285	10.50%, 5/1/17 (g)	239,400

Pipelines—0.3%
	NGPL PipeCo LLC,
100	7.768%, 12/15/37 (a)(c)	83,000
	Rockies Express Pipeline LLC,
400	6.875%, 4/15/40 (a)(c)(g)	300,000

		383,000

Real Estate Investment Trust—2.7%
	SL Green Realty Corp.,
2,000	7.75%, 3/15/20 (g)	2,366,868
	Weyerhaeuser Co.,
1,000	7.375%, 3/15/32 (g)	1,221,146

		3,588,014

Retail—2.2%
	CVS Pass-Through Trust (g),
1,570	5.88%, 1/10/28	1,724,177
927	7.507%, 1/10/32 (a)(c)	1,120,425

		2,844,602

Transportation—0.0%
	Western Express, Inc.,
40	12.50%, 4/15/15 (a)(c)	23,200

Total Corporate Bonds & Notes (cost—$33,492,814)		36,717,607

Principal Amount (000s)		Value*

ASSET-BACKED SECURITIES—12.0%
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
$ 46	5.809%, 2/25/33 (i)	$2,342
	Asset-Backed Securities Corp. Home Equity,
150	3.429%, 6/21/29 (i)	113,418
	Associates Manufactured Housing Pass-Through Certificates,
439	7.15%, 3/15/28 (i)	526,020
	Bayview Financial Acquisition Trust,
394	0.459%, 12/28/36 (i)	367,758
	Bear Stearns Asset-Backed Securities Trust (i),
63	0.559%, 6/25/36	61,109
759	2.957%, 7/25/36	706,668
	Bombardier Capital Mortgage Securitization Corp. Trust,
1,251	7.83%, 6/15/30 (i)	804,513
	Conseco Finance Securitizations Corp.,
452	7.96%, 5/1/31	370,328
970	9.163%, 3/1/33 (i)	885,239
498	Denver Arena Trust, 6.94%, 11/15/19 (a)(b)(c)(h) (acquisition cost—$506,065; purchased 1/4/05—7/21/11)	510,959
	EMC Mortgage Loan Trust,
650	0.829%, 2/25/41 (a)(c)(i)	591,372
	GE Capital Mortgage Services, Inc. Trust,
242	6.705%, 4/25/29 (i)	235,665
	GSAA Trust,
167	0.449%, 6/25/35 (i)	156,833
	IndyMac Residential Asset-Backed Trust,
6,250	0.419%, 4/25/47 (i)	3,378,769
56	Keystone Owner Trust, 9.00%, 1/25/29 (a)(b)(c)(e)(h) (acquisition cost—$49,551; purchased 2/25/00)	53,194
2,390	Legg Mason MTG Capital Corp., 7.11%, 3/10/21 (a)(b)(e)(h) (acquisition cost—$2,288,024; purchased 1/29/13)	2,399,550
	Legg Mason PT,
480	6.55%, 3/10/20 (a)(c)(e)	480,661
	Lehman XS Trust,
568	5.42%, 11/25/35	561,549
	Merrill Lynch First Franklin Mortgage Loan Trust,
2,334	0.419%, 5/25/37 (i)	1,393,628
	Merrill Lynch Mortgage Investors Trust,
630	0.679%, 6/25/36 (i)	562,563
	Oakwood Mortgage Investors, Inc.,
701	6.89%, 11/15/32 (i)	242,223

Schedule of Investments

PCM Fund, Inc.

September 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*

	Residential Asset Mortgage Products, Inc.,
$ 72	0.549%, 9/25/32 (i)	$63,841
	Southern Pacific Secured Asset Corp.,
54	0.519%, 7/25/29 (i)	47,138
	Structured Asset Investment Loan Trust,
68	4.679%, 10/25/33 (i)	5,754
	UCFC Manufactured Housing Contract,
921	7.90%, 1/15/28 (i)	917,949
	UCFC Manufactured Housing Contract,
	UPS Capital Business Credit,
1,856	3.456%, 4/15/26 (b)(e)(i)	60,320

Total Asset-Backed Securities (cost—$14,733,141)		15,499,363

U.S. GOVERNMENT AGENCY SECURITIES (i)—1.8%
	Freddie Mac, CMO, IO,
3,099	0.824%, 1/25/21	108,748
10,500	3.615%, 6/25/41	2,266,782

Total U.S. Government Agency Securities (cost—$2,143,449)		2,375,530

MUNICIPAL BONDS—1.2%

Arkansas—0.5%
	Little Rock Municipal Property Owners Multipurpose Improvement Dist. No 10, Special Tax, Capital Improvement Projects,
705	7.20%, 3/1/32, Ser. B	662,362

Virginia—0.2%
	Lexington Industrial Dev. Auth. Rev., Kendall at Lexington,
245	8.00%, 1/1/15, Ser. C	244,934

West Virginia—0.5%
	Tobacco Settlement Finance Auth. Rev.,
885	7.467%, 6/1/47, Ser. A	699,433

Total Municipal Bonds (cost—$1,775,672)		1,606,729

Shares

COMMON STOCK—0.1%

Oil, Gas & Consumable Fuels—0.1%
1,294	SemGroup Corp., Class A (cost—$33,637)	73,770

Units		Value*

WARRANTS—0.0%

Engineering & Construction—0.0%
1,100	Alion Science and Technology Corp., expires 11/1/14 (a)(c)(k)	$11

Oil, Gas & Consumable Fuels—0.0%
1,362	SemGroup Corp., expires 11/30/14 (k)	45,404

Total Warrants (cost—$6,139)		45,415

Principal Amount (000s)

SHORT-TERM INVESTMENTS—4.8%

U.S. Treasury Obligations—3.3%
	U.S. Treasury Bills,
$ 3,013	0.124%-0.137%, 5/1/14-5/29/14 (f)(j)	3,012,299
	U.S. Treasury Notes,
600	0.25%, 8/31/14	600,762
698	0.625%, 7/15/14	700,931

Total U.S. Treasury Obligations (cost—$4,311,908)		4,313,992

Repurchase Agreements—1.5%
1,400	Citigroup Global Markets, Inc., dated 9/30/13, 0.13%, due 10/1/13, proceeds $1,400,005; collateralized by Freddie Mac, 1.62%, due 11/21/19, valued at $1,437,691 including accrued interest	1,400,000
545	State Street Bank and Trust Co., dated 9/30/13, zero coupon, due 10/1/13, proceeds $545,000; collateralized by Freddie Mac, 2.08%, due 10/17/22, valued at $556,847 including accrued interest	545,000

Total Repurchase Agreements (cost—$1,945,000)		1,945,000

Total Short-Term Investments (cost—$6,256,908)		6,258,992

Total Investments (cost—$179,165,766) (l)—156.8%		203,429,012

Liabilities in excess of other assets—(56.8)%		(73,673,639)

Net Assets—100.0%		$129,755,373

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Directors (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Pacific Investment Management Company LLC (the “Sub-Adviser”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Benchmark pricing procedures are used as the basis for setting the base price of a fixed-income security and for subsequently adjusting the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. The validity of the fair value is reviewed by the Sub-Adviser on a periodic basis and may be amended as the availability of market data indicates a material change.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund has to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $57,803,193, representing 44.5% of net assets.
(b)	Illiquid.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	In default.
(e)	Fair-Valued—Securities with an aggregate value of $3,069,358, representing 2.4% of net assets.
(f)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.
(g)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.
(h)	Restricted. The aggregate acquisition cost of such securities is $6,916,684. The aggregate value is $6,535,874, representing 5.0% of net assets.
(i)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on September 30, 2013.
(j)	Rates reflect the effective yields at purchase date.
(k)	Non-income producing.
(l)	At September 30, 2013, the cost basis of portfolio securities of $179,165,766 was substantially the same for both federal income tax and book purposes. Gross unrealized appreciation was $29,389,872; gross unrealized depreciation was $5,126,626; net unrealized appreciation was $24,263,246.

(m)	Credit default swap agreements outstanding at September 30, 2013:

OTC sell protection swap agreements(1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(3)	Credit Spread(2)	Termination Date	Payments Received	Value(4)	Upfront Premiums Received	Unrealized Appreciation
Deutsche Bank:
SLM	$3,000	3.52%	3/20/19	5.35%	$267,348	$—	$267,348
Royal Bank of Scotland:
Markit ABX.HE AA 06-1	6,783	†	7/25/45	0.32%	(1,911,959)	(3,985,547)	2,073,588
Markit ABX.HE AAA 06-1	2,364	†	7/25/45	0.18%	(81,317)	(236,372)	155,055
Markit ABX.HE AAA 07-1	2,548	†	8/25/37	0.09%	(907,972)	(1,261,182)	353,210

					$(2,633,900)	$(5,483,101)	$2,849,201

†	Credit Spread not quoted for asset-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at September 30, 2013 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(n)	At September 30, 2013, the Fund held $260,000 in cash as collateral for derivative contracts. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(o)	Open reverse repurchase agreements at September 30, 2013:

Counterparty	Rate	Trade Date	Due Date	Principal & Interest	Principal
Barclays Bank	0.60%	8/27/13	2/26/14	$1,272,742	$1,272,000
	0.625	8/26/13	2/26/14	1,664,039	1,663,000
	0.65	7/22/13	10/22/13	1,493,913	1,492,000
	0.65	9/9/13	12/9/13	2,089,830	2,089,000
	0.65	9/18/13	12/18/13	495,116	495,000
	0.65	9/25/13	12/20/13	2,190,237	2,190,000
	0.71	8/26/13	2/26/14	5,777,099	5,773,000
	1.011	8/30/13	12/2/13	1,066,958	1,066,000
	1.017	8/6/13	11/6/13	2,032,210	2,029,000
	1.065	8/1/13	10/31/13	1,490,685	1,488,000
	1.073	7/3/13	10/3/13	1,985,311	1,980,000
Citigroup	0.929	9/30/13	11/6/13	2,491,000	2,491,000
	0.932	8/30/13	10/1/13	2,502,071	2,500,000
	0.932	9/10/13	10/10/13	8,166,437	8,162,000
Deutsche Bank	0.52	8/1/13	10/28/13	723,637	723,000
	0.58	8/29/13	11/29/13	1,030,548	1,030,000
	0.59	9/18/13	12/19/13	2,353,501	2,353,000
	0.60	8/8/13	11/7/13	1,027,924	1,027,000
	0.60	8/20/13	11/21/13	2,507,754	2,506,000
Morgan Stanley	1.10	7/12/13	10/15/13	2,000,940	1,996,000
	1.15	7/12/13	10/15/13	5,672,640	5,658,000
Royal Bank of Canada	0.45	7/2/13	10/3/13	553,629	553,000
	0.45	8/16/13	11/15/13	1,161,668	1,161,000
	0.45	8/19/13	11/15/13	545,293	545,000
	0.45	8/23/13	11/22/13	3,046,484	3,045,000
	0.45	9/23/13	12/17/13	1,479,148	1,479,000
	0.50	9/9/13	12/4/13	641,196	641,000
	1.25	9/25/13	12/24/13	2,018,420	2,018,000
Royal Bank of Scotland	0.46	8/20/13	11/18/13	779,418	779,000
	0.932	9/10/13	10/10/13	1,470,799	1,470,000
	0.932	9/16/13	10/17/13	5,677,204	5,675,000
	1.08	9/23/13	10/24/13	2,970,713	2,970,000
	1.168	7/16/13	10/17/13	1,997,979	1,993,000
UBS	0.58	8/22/13	2/21/14	1,234,795	1,234,000

					$73,546,000

(p)	The weighted average daily balance of reverse repurchase agreements during the nine months ended September 30, 2013 was $71,269,707, at a weighted average interest rate of 1.04%. Total value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at September 30, 2013 was $78,806,282.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund has to measure fair value during the nine months ended September 30, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund has generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities—Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds—Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations—Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon, average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps—Credit default swaps traded over-the-counter (“OTC”) are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at September 30, 2013 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments and Notes to Schedule of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/13
Investments in Securities—Assets
Mortgage-Backed Securities	$—	$139,735,270	$1,116,336	$140,851,606
Corporate Bonds & Notes:
Airlines	—	213,478	2,108,227	2,321,705
Electric Utilities	—	527,500	1,392	528,892
All Other	—	33,867,010	—	33,867,010
Asset-Backed Securities	—	12,505,638	2,993,725	15,499,363
U.S. Government Agency Securities	—	2,375,530	—	2,375,530
Municipal Bonds	—	1,606,729	—	1,606,729
Common Stock	73,770	—	—	73,770
Warrants:
Engineering & Construction	—	11	—	11
Oil, Gas & Consumable Fuels	45,404	—	—	45,404
Short-Term Investments	—	6,258,992	—	6,258,992

	119,174	197,090,158	6,219,680	203,429,012

Other Financial Instruments*—Assets
Credit Contracts	—	2,849,201	—	2,849,201

Totals	$119,174	$199,939,359	$6,219,680	$206,278,213

At September 30, 2013, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended September 30, 2013, was as follows:

	Beginning Balance 12/31/12	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3***	Ending Balance 9/30/13
Investments in Securities— Assets
Mortgage-Backed Securities	$5,767,657	$59,520	$(232,508)	$30,454	$13,323	$(76,173)	$—	$(4,445,937)	$1,116,336
Corporate Bonds & Notes:
Airlines	2,469,745	—	(268,267)	—	—	(93,251)	—	—	2,108,227
Electric Utilities	1,403	—	—	—	—	(11)	—	—	1,392
Asset-Backed Securities	74,173	2,857,268	(93,580)	10,248	3,440	88,982	53,194	—	2,993,725

Totals	$8,312,978	$2,916,788	$(594,355)	$40,702	$16,763	$(80,453)	$53,194	$(4,445,937)	$6,219,680

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2013:

	Ending Balance at 9/30/13	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Assets
Mortgage-Backed Securities	$1,042,095	Third-Party Pricing Vendor	Single Broker Quote	$97.50
	73,394	Interest Only Weighted Average Life Model	Security Price Reset	$0.48
	847	Benchmark Pricing	Security Price Reset	$0.20
Corporate Bonds & Notes	2,108,227	Third-Party Pricing Vendor	Single Broker Quote	$104.00-$113.75
	1,392	Benchmark Pricing	Security Price Reset	$0.56
Asset-Backed Securities	2,993,725	Benchmark Pricing	Security Price Reset	$3.25-$100.42

*	Other financial instruments are derivatives, such as swap agreements which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Transferred out of Level 2 into Level 3 because an evaluated price from a third-party pricing vendor was not available.
***	Transferred out of Level 3 into Level 2 because an evaluated price with observable inputs from an independent third-party pricing vendor became available.

The net change in unrealized appreciation/depreciation of Level 3 investments held at September 30, 2013 was $111,036.

Glossary:

ABX.HE—Asset-Backed Securities Index Home Equity

CMBS—Commercial Mortgage-Backed Security

CMO—Collateralized Mortgage Obligation

FRN—Floating Rate Note

IO—Interest Only

MBIA—insured by MBIA Insurance Corp.

MBS—Mortgage-Backed Security

OTC—Over-the-Counter

PIK—Payment-in-Kind

PO—Principal Only

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PCM Fund, Inc.

By	/s/ Brian S. Shlissel
Brian S. Shlissel , President & Chief Executive Officer

Date: November 20, 2013

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: November 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: November 20, 2013

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: November 20, 2013